July 9, 2013

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 3720

Washington, DC 20549

Attention:	Larry Spirgel, Assistant Director
Kate Beukenkamp, Attorney-Advisor
Terry French, Accountant Branch Chief
Michael Henderson, Staff Accountant

Re:	Chegg, Inc.
Amendment No. 3 to
Draft Registration Statement on Form S-1
Submitted June 24, 2013
CIK No. 0001364954

Ladies and Gentlemen:

We are submitting this letter on behalf of Chegg, Inc. (the “Company” or “Chegg”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by electronic mail dated July 2, 2013 relating to Amendment No. 3 to the Company’s draft Registration Statement on Form S-1 (CIK No. 0001364954) confidentially submitted to the Commission on June 24, 2013 (“Amendment No. 3”). Amendment No. 4 to the Company’s draft Registration Statement on Form S-1 (“Amendment No. 4”) is being submitted confidentially concurrently with this letter. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold italics. For your convenience, we are also providing by overnight delivery five copies of Amendment No. 4 in paper format, which have been marked to show changes from Amendment No. 3.

General

1.	We note your response to comment 7 from our letter dated May 29, 2013. Please provide supplementally the product video streamed during your presentation to potential investors for our review.

In response to the Staff’s comment, the Company is supplementally providing the requested video to the Staff under separate cover pursuant to Rule 418 of Regulation C.

U.S. Securities and Exchange Commission

July 9, 2013

Business, page 88

2.	We note your response to comments 2 and 3 from our letter dated June 14, 2013 including the revisions on page 44. To provide clearer understanding of who are “registered users,” please clarify that your registered users are not necessarily paying for your services. Please also revise your Prospectus Summary and Business sections to add context to the percentage figures by, for example, providing a cross-reference to the disclosure on page 44.

In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 44 and 88 of the prospectus.

* * * * * * * *

Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7130.

Sincerely,

FENWICK & WEST LLP

/s/ David A. Bell
David A. Bell

cc:

Dan Rosensweig, President, Chief Executive Officer and Chairman

Andrew Brown, Chief Financial Officer

Robert Chesnut, Esq., Senior Vice President and General Counsel

Dave Borders, Esq., Associate General Counsel

Chegg, Inc.

Shulamite Shen White, Esq.

Fenwick & West LLP

Martin A. Wellington, Esq.

Peter M. Lamb, Esq.

Davis Polk & Wardwell LLP